Equity	6 Months Ended
Jun. 30, 2019
Successor [Member]
Equity

14. EQUITY

The Company is authorized to issue an unlimited number of ordinary shares, no par value, and preferred shares, no par value. The Company’s ordinary shares are entitled to one vote for each share. As of June 30, 2019, there were 86,896,779 ordinary shares outstanding, 22,921,700 public warrants and 12,618,680 private warrants. Each warrant entitles the registered holder to purchase one-half of one ordinary share at a price of $5.75 per half share at any time commencing on July 6, 2018 (30 days after the completion of the Business Combination). The warrants must be exercised for whole ordinary shares. The warrants expire on June 6, 2023 (five years after the completion of the Business Combination). The private warrants are identical to the public warrants except that such warrants are exercisable for cash (even if a registration statement covering the ordinary shares issuable upon exercise of such warrants is not effective) or on a cashless basis, at the holder’s option, and will not be redeemable so long as they are still held by the initial purchasers or their affiliates. No public warrants are exercisable for cash unless there is an effective and current registration statement covering the ordinary shares issuable upon exercise of the warrants and a current prospectus relating to such ordinary shares.

The Company is authorized to issue an unlimited number of preferred shares divided into five classes with designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of June 30, 2019, there were no preferred shares issued or outstanding.

At the Closing Date, there were 11,730,425 ordinary shares outstanding that were not subject to possible redemption and 16,921,700 ordinary shares that were subject to possible redemption as a result of the Business Combination that were recorded outside of permanent equity as a liability on NESR’s consolidated balance sheet. On the Closing Date, the 16,921,700 ordinary shares were reclassed to permanent equity at the fair value of $165.2 million (redemption value of $10.11 per share less $0.35 underwriting fee per share or $9.76 per share). Of the ordinary shares reclassed, 1,916,511 ordinary shares were redeemed for $19.4 million ($10.11 per share). In connection with the completion of the Business Combination, $3.7 million in NESR ordinary shares (307,465) was issued for underwriting fees.

Pursuant to the NPS Stock Purchase Agreement dated November 12, 2017, Hana Investments exchanged its portion of the acquired NPS shares, totaling 83,660,878 shares, for 13,340,448 NESR ordinary shares, including accrued interest, at the time that NESR completed the Business Combination. At closing of the Business Combination, NESR purchased the remaining outstanding NPS shares with $292.8 million in cash and 11,318,828 NESR ordinary shares, subject to certain adjustments. Also, on the Closing Date, the Company paid interest totaling $4.7 million in stock (418,001 ordinary shares) to Hana Investments.

As discussed in Note 9, Debt, on June 5, 2018, in connection with the Business Combination, NESR entered into the Hana Loan with Hana Investments pursuant to which NESR borrowed $50.0 million on an unsecured basis. The loan was subject to an origination fee of $0.6 million payable in NESR ordinary shares at $11.244 per share, which resulted in the issuance of 53,362 shares at closing of the Business Combination.

In connection with the Business Combination, on June 5, 2018, the Company entered into a Relationship Agreement with Hana Investments (the “Olayan Relationship Agreement”), to set out certain rights to which Hana Investments will be entitled as a shareholder of the Company and certain obligations of the Company and NESR Holdings. The Company reimbursed Hana Investments for transaction fees and expenses in the amount of $2.1 million through the issuance of NESR ordinary shares at a conversion rate of $11.244 per share (213,447 ordinary shares) at closing of the Business Combination.

On June 6, 2018, NESR acquired 88% of the outstanding shares of GES from certain owners of GES in exchange for the issuance of 25,309,848 NESR ordinary shares, and NESR Holdings acquired the remaining 12% of the outstanding shares of GES for a total cash purchase price of $29.3 million as discussed in Note 4, Business Combination. NESR Holdings organized financing of the acquisition through certain loan contracts and assigned the GES shares which it acquired to NESR, and NESR assumed the obligation to satisfy the loan contracts. NESR elected to issue NESR ordinary shares to satisfy the loan contracts and issued a total of 3,036,381 NESR ordinary shares in settlement of the loan contracts and accrued interest.

In connection with the Business Combination, on April 27, 2018, the Company entered into the Forward Purchase Agreement with MEA Energy Investment Company 2 Ltd. (the “Backstop Investor”), pursuant to which the Company agreed to sell up to $150 million of the Company’s ordinary shares to the Backstop Investor or its designees and commonly controlled affiliates. On the Closing Date, the Company drew down $48,293,763 under the primary placement of the Forward Purchase Agreement and issued 4,829,375 ordinary shares to the Backstop Investor.

In February 2019, pursuant to the NPS Stock Purchase Agreement, the Company issued to the NPS selling shareholders 1,300,214 NESR ordinary shares to satisfy its obligation in connection with the NPS Equity Stock Earn-Out, a contingent consideration obligation arising from its acquisition of NPS in 2018 and based on the 2018 EBITDA (earnings before income taxes, depreciation and amortization) of NESR satisfying scheduled financial thresholds. As of year-end 2018, the Company presented its $10.5 million obligation under the terms of the NPS Equity Stock Earn-Out arrangement as part of Other current liabilities. It was reclassified to Additional paid in capital in the first quarter of 2019 when the shares were issued.